35. Related-party transactions (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Relatedparty Transactions Details 2Abstract
Key Management personnel's remuneration - Salaries	$ 194,040	$ 250,646	$ 229,206